Tax credits receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statements [Line Items]
Deferred tax assets	$ 0	$ 29
Unused tax credits
Statements [Line Items]
Deferred tax assets	12,129
Income tax expire 2025 | Unused tax credits
Statements [Line Items]
Deferred tax assets	243
Income tax expire 2026 | Unused tax credits
Statements [Line Items]
Deferred tax assets	1,555
Income tax expire 2027 | Unused tax credits
Statements [Line Items]
Deferred tax assets	2,142
Income tax expire 2028 | Unused tax credits
Statements [Line Items]
Deferred tax assets	2,376
Income tax expire 2029 | Unused tax credits
Statements [Line Items]
Deferred tax assets	1,601
Income tax expire 2030 | Unused tax credits
Statements [Line Items]
Deferred tax assets	793
Income tax expire 2031 | Unused tax credits
Statements [Line Items]
Deferred tax assets	555
Income tax expire 2032 | Unused tax credits
Statements [Line Items]
Deferred tax assets	290
Income tax expire 2033 | Unused tax credits
Statements [Line Items]
Deferred tax assets	192
Income tax expire 2039 | Unused tax credits
Statements [Line Items]
Deferred tax assets	179
Income tax expire 2040 | Unused tax credits
Statements [Line Items]
Deferred tax assets	305
Income tax expire 2041 | Unused tax credits
Statements [Line Items]
Deferred tax assets	371
Income tax expire 2042 | Unused tax credits
Statements [Line Items]
Deferred tax assets	637
Income tax expire 2043 | Unused tax credits
Statements [Line Items]
Deferred tax assets	584
Income tax expire 2044 | Unused tax credits
Statements [Line Items]
Deferred tax assets	$ 306